Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

8. PROPERTY, PLANT AND EQUIPMENT

(In thousand Euros)	Buildings and Leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at January 1, 2024	19,064	3,274	53,747	98	76,183

Additions	293	327	2,494	—	3,114
Disposals	(61)	(24)	(944)	—	(1,029)
Impairment of assets	—	(376)	—	—	(376)
Transfers	98	1,267	(1,267)	(98)	—
Depreciation for the year	(2,321)	(1,107)	(7,720)	—	(11,148)
Translation differences	5	43	1,056	—	1,104
Balance at December 31, 2024	17,078	3,404	47,366	—	67,848
Additions	—	2	1,438	—	1,440
Disposals	—	—	(243)	—	(243)
Impairment of assets	—	—	—	—	—
Depreciation for the year	(2,206)	(848)	(7,979)	—	(11,033)
Translation differences	(7)	(9)	(1,221)	—	(1,237)
Balance at December 31, 2025	14,865	2,549	39,361	—	56,775
Cost
At December 31, 2023	23,202	4,919	62,997	98	91,216
At December 31, 2024	23,537	6,532	64,336	—	94,405
At December 31, 2025	23,530	6,525	64,310	—	94,365
Accumulated depreciation
At December 31, 2023	(4,137)	(1,646)	(9,250)	—	(15,033)
At December 31, 2024	(6,458)	(2,753)	(16,970)	—	(26,181)
At December 31, 2025	(8,664)	(3,601)	(24,949)	—	(37,214)
Impairment of assets
At December 31, 2023	—	—	—	—	—
At December 31, 2024	—	(376)	—	—	(376)
At December 31, 2025	—	(376)	—	—	(376)

Additions to property, plant and equipment for 2025 totaled Euros 1,440 thousand mainly due to the acquisition of machinery and tools for manufacturing plants. Additions of property, plant and equipment for 2024 totaled Euros 3,114 thousand mainly due to the acquisition of machinery and tools for manufacturing plants.

At December 31, 2025, additions to property, plant and equipment for which payment was still pending totaled Euros 441 thousand (Euros 719 thousand at December 31, 2024).

The Group has items in use that were fully depreciated as of December 31, 2025 for an amount of Euros 3,609 thousand (Euros 385 thousand as of December 31, 2024).

The Group recognized impairment losses on non-current assets amounting to Euros 376 thousand during the year ended December 31, 2024. For further details, please refer to Note 11.

Other information

The Group has obtained insurance policies that cover the carrying amount of its property, plant and equipment.

The commitments amount to Euros 95 thousand at December 31, 2025 (Euros 335 thousand at December 31, 2024). These commitments mainly correspond to the acquisition of tools and machinery.

There are no other significant contractual obligations to purchase, construct or develop property, plant and equipment assets.

As a consequence of certain loans the Group had a pledge on certain assets classified as property, plant and equipment at December 31, 2025 for an amount of Euros 24,789 thousand (Euros 24,789 thousand at December 31, 2024) (Note 12). There are no additional restrictions on the sale of its property, plant and equipment and no additional pledge exists on these assets at December 31, 2025 and 2024, except for the leasehold improvement which cannot be realized and which totals Euros 23,530 thousand at December 31, 2025 (Euros 23,537 thousand at December 31, 2024).